Leases - Balance Sheet information (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 15,971	$ 16,339	$ 18,251
Operating lease liabilities	4,940	4,756	4,241
Operating lease liabilities, net of current portion	31,467	32,615	$ 37,223
Total operating lease liabilities	$ 36,407	$ 37,371